Related Party Transactions - Schedule of Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Related Parties [Line Items]
Amount due to related parties	¥ 4,545		¥ 6,290		$ 622
Net Revenues — Related Party	5,576	$ 764	3,995	¥ 3,679
Cost of revenues — Related Party	2,580	353	1,420	1,114
General and administrative expense — Lease expense	¥ 23,791	$ 3,259	23,624	15,552
Shanghai Xiyan Enterprise Management Center [Member]
Schedule of Related Parties [Line Items]
Related parties - Nature	Non-controlling shareholder of the Company’s subsidiary	Non-controlling shareholder of the Company’s subsidiary
Amount due from related parties - Nature	Deposit, Prepaid rent fee	Deposit, Prepaid rent fee
Amount due from related parties	¥ 45		45		6
Net Revenues — Related Party			250	325
General and administrative expense — Lease expense	¥ 220	$ 30	252	211
Shanghai Diyi [Member]
Schedule of Related Parties [Line Items]
Related parties - Nature	Equity investee of the Company	Equity investee of the Company
Amount due from related parties - Nature	Account receivables	Account receivables
Amount due from related parties	¥ 757		45		104
Net Revenues — Related Party	5,576	$ 764	3,745	3,354
Cost of revenues — Related Party	¥ 2,580	$ 353	1,420	¥ 1,114
Shanghai Diyi [Member] | Advance from Customer [Member]
Schedule of Related Parties [Line Items]
Amount due to related parties - Nature	Advance from Customer	Advance from Customer
Amount due to related parties	¥ 7		10		1
Related Party [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties	802		90		110
Amount due to related parties	¥ 7		¥ 10		$ 1